Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits, inventory		$ 1,545
Total other current assets		$ 1,545